Property and Equipment - Summary of Finance Lease Agreements (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of assets under finance leases agreement[abstract]
Cost - capitalized finance leases	R$ 7,643	R$ 8,070	R$ 8,070
Accumulated depreciation	(6,470)	(6,259)	(5,314)
Net book value	R$ 1,173	R$ 1,811	R$ 2,756